Summary of deferred revenue (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Current	$ 9
Non-Current	1,049
Total	1,058
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current
Non-Current	999
Total	999
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current
Non-Current	50
Total	50
Davimed GmbH [Member]
IfrsStatementLineItems [Line Items]
Current	9
Non-Current
Total	$ 9